Borrowings - Disclosure of Effective Interest Rates (Details) - Effective Interest Rate	Jun. 30, 2018	Jun. 30, 2017
Nedbank Limited (Secured loan - rand revolving credit facility)
Disclosure of detailed information about borrowings [line items]
Interest rate	10.20%	10.50%
US$250 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Interest rate	4.20%	3.90%
US$350 million facility
Disclosure of detailed information about borrowings [line items]
Interest rate	4.80%	0.00%
US$200 million bridge loan
Disclosure of detailed information about borrowings [line items]
Interest rate	4.50%	0.00%